SUBSEQUENT EVENTS (Details) - 2016 Equity Incentive Plan [Member] - Six independent directors [Member]	1 Months Ended
Jan. 31, 2018 USD ($) $ / shares shares
Subsequent Event [Line Items]
Shares granted	50,000
Shares granted price per share | $ / shares	$ 1.22
Shares granted value | $	$ 34,530
Expiration period of option	10 years
Quarterly installments	10,000
Vesting date	Apr. 01, 2018
Frequency of vesting installments	quarters
Vesting immediately	20,000